Cash and Cash Equivalents, Short Term Deposit and Pledged Deposit	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents, Short Term Deposit and Pledged Deposit [Abstract]
CASH AND CASH EQUIVALENTS, SHORT TERM DEPOSIT AND PLEDGED DEPOSIT

NOTE 6 – CASH AND CASH EQUIVALENTS, SHORT TERM DEPOSIT AND RESTRICTED CASH:

	December 31
	2022	2021
	USD in thousands
Cash and cash equivalents – held in bank accounts	20,065	24,025
Short term deposits – held in bank accounts	859	-
Restricted cash – held in bank accounts (*)	185	-
	21,109	24,025

(*)	Gix Media has pledged deposits in an aggregated amount of approximately NIS 523 thousand (USD 149 thousand) as guarantees for credit cards, banks and for the owner of the rented property. Cortex has a pledged deposit in the amount of NIS 107 thousand (USD 36 thousand) as a guarantee for the leased offices.

The currencies in which the cash and cash equivalents, short term deposit and restricted cash are denominated or to which they are linked are as follows:

	December 31
	2022	2021
	USD in thousands
USD	14,680	22,151
NIS	6,428	1,874
Other currencies	1	-
	21,109	24,025

The carrying amount of cash and cash equivalents, short term deposit and pledged deposit approximates their fair value.